Employee Benefits (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Employee Benefits

Employee benefits costs are comprised of the following:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Salaries, wages and contractor fees (i)	80,829	62,812	29,250	22,037
Share-based payments (ii)	17,771	17,441	6,840	6,204
Total	98,600	80,253	36,090	28,241
(i)
Salaries, wages and contractor fees include social security costs and annual bonuses. This line also includes USD 23,175 for the nine months ended September 30, 2025 (USD 14,130 for the nine months ended September 30, 2024) related to capitalized salaries and wages.
(ii)
Represents compensation expenses from share-based arrangements settled in the Group’s common shares. For further information refer to Note 13: Share-based payments.